Shareholder Fees {- Fidelity® Total International Equity Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-09 | Fidelity® Total International Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none